Main Page (1)
TYPE		13F-HR
PERIOD	09/30/03
FILER
	CIK	0000051879
	CCC	7eokwaz#
SUBMISSION-CONTACT
	NAME	Eric Nelmark
	PHONE	612-376-2863

Attached Documents Page (2)
	FORM 13F
	FORM 13f COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Paladin Investment Associates, LLC
Address: Butler North Building
         510 First Ave. North, Suite 409
	   Minneapolis, Mn 55403

13F File Number:  028-00069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:	Eric Nelmark
Title: Assistant Vice President, Financial Analyst
Phone: 612-376-2863
Signature, Place, and Date of Signing:
	Eric Nelmark	Minneapolis, Minnesota

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:






Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	5

Form 13F Information Table Value Total:	$773

List of Other Included Managers:
	No. 13F File Number			Name





                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
Maxtor Corp                    COM              577729205      211 17300.000SH
SOLE                17300.000
PLX Technology Inc             COM              693417107      112 17700.000SH
SOLE                17700.000
Powerwave Technologies Inc     COM              739363109      136 20500.000SH
SOLE                20500.000
Remec Inc                      COM              759543101      144 14100.000SH
SOLE                14100.000
Serologicals Corporation       COM              817523103      171 13000.000SH
SOLE                13000.000